Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total, at cost	$ 18,284	$ 18,037
Less accumulated depreciation	8,609	8,040
Net premises and equipment	9,675	9,997
Land
Property, Plant and Equipment [Line Items]
Total, at cost	1,641	1,641
Premises and Improvements
Property, Plant and Equipment [Line Items]
Total, at cost	10,876	10,724
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total, at cost	4,060	3,973
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total, at cost	$ 1,707	$ 1,699